Earnings (Loss) Per Share - Schedule of Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income(loss) - basic (in Dollars and Yuan Renminbi)	¥ 110,002,230	$ 15,070,246	¥ 269,316,308	¥ (425,153,181)
Net income(loss) - diluted (in Dollars and Yuan Renminbi)	¥ 110,002,230	$ 15,070,246	¥ 269,316,308	¥ (425,153,181)
Class A Ordinary Shares [Member]
Denominator:
Weighted average shares outstanding basic (in Shares)	66,776,243	66,776,243	67,321,003	68,201,056
Weighted average shares outstanding diluted (in Shares)	66,776,243	66,776,243	67,321,003	68,201,056
Allocation of undistributed (loss) earnings — basic and diluted:
Undistributed (loss) earnings Basic | (per share)	¥ 72,341,905	$ 9,910,802	¥ 177,605,302	¥ (281,612,076)
Undistributed (loss) earnings Diluted | (per share)	72,341,905	9,910,802	177,605,302	(281,612,076)
Basic and diluted (loss) earnings per share:
Basic earnings (loss) per share | (per share)	1.08	0.15	2.64	(4.13)
Diluted earnings (loss) per share | (per share)	¥ 1.08	$ 0.15	¥ 2.64	¥ (4.13)
Class B Ordinary Shares [Member]
Denominator:
Weighted average shares outstanding basic (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed (loss) earnings — basic and diluted:
Undistributed (loss) earnings Basic | (per share)	¥ 37,660,325	$ 5,159,444	¥ 91,711,006	¥ (143,541,105)
Undistributed (loss) earnings Diluted | (per share)	37,660,325	5,159,444	91,711,006	(143,541,105)
Basic and diluted (loss) earnings per share:
Basic earnings (loss) per share | (per share)	1.08	0.15	2.64	(4.13)
Diluted earnings (loss) per share | (per share)	¥ 1.08	$ 0.15	¥ 2.64	¥ (4.13)